INITIAL PUBLIC OFFERING	6 Months Ended
Jun. 30, 2021
INITIAL PUBLIC OFFERING.
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On February 8, 2021, the Company sold 28,750,000 Units which includes the full exercise by the underwriters of their over-allotment option in the amount of 3,750,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one share of the Company's Class A common stock and one-half of one redeemable warrant ("Public Warrant"). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share (see Note 8).